ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

As of December 31, 2022 and 2021, the Company owed accounts payable and accrued expenses of $5,035,330 and $2,773,894, respectively. These are primarily comprised of payments to vendors, accrued interest on debt, and accrued legal bills.

	December 31, 2022	December 31, 2021
Accounts Payable	$1,548,847	$623,557
Credit Cards	206,669	126,063
Accrued Interest	1,708,965	1,880,066
Accrued Expenses	1,570,849	144,208
Total Accounts Payable and Accrued Expenses	$5,035,330	$2,773,894